Trade and Other Receivables - Maturity Analysis of Finance Lease Payments Receivable (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 2,277
Unearned finance income	536
Net investment in the lease	1,741
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	305
Between 1 and 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	953
5 years and later
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease payments receivable	$ 1,019